PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND

Supplement to Summary Prospectus dated November 1, 2016

PARAMETRIC EMERGING MARKETS CORE FUND

Supplement to Summary Prospectus dated January 1, 2017

PARAMETRIC VOLATILITY RISK PREMIUM – DEFENSIVE FUND

Supplement to Summary Prospectus dated February 2, 2017

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Summary Prospectus dated May 1, 2017

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

Supplement to Summary Prospectuses dated June 1, 2017

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

Supplement to Summary Prospectuses dated March 1, 2017

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Summary Prospectus dated March 1, 2017 as revised June 19, 2017

The following is added as the second sentence in the first paragraph under “Fees and Expenses of the Fund”:

Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below.

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